COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
COMMITMENTS AND CONTINGENCIES (Tables) [Line Items]
Schedule of future minimum lease payments
June 30, 2021
2021	$664
2022	1,719
2023	143
Total	$2,526

December 31, 2020
2021	$552
2022	18
Total	$570